SHORT TERM INVESTMENTS	12 Months Ended
Aug. 31, 2019
Short Term Investment Abstract
SHORT TERM INVESTMENTS [Text Block]

4. SHORT TERM INVESTMENTS

The Company’s short-term investments included the following on August 31, 2019 and August 31, 2018:

DESCRIPTION	INTEREST %	AUGUST 31, 2019	AUGUST 31, 2018
GIC - matured December 21, 2018	1.55%	$-	$25,000
GIC - matured August 27, 2019	2.00%	-	50,000
Equity securities in VIVO Cannabis Inc.		380	-
		$380	$75,000

On October 16, 2018, the Company sold its wholly-owned subsidiary, THC, for consideration consisting of shares in the purchaser (an unaffiliated publicly-traded company), VIVO Cannabis Inc. These securities are carried at fair value through profit or loss. At August 31, 2019, the shares in this company had a fair value of $0.44 per share.